CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues		$ 1,430	$ 1,619	$ 1,561
Direct operating costs		(244)	(244)	(236)
General and administrative expenses		(33)	(30)	(24)
Depreciation and amortization expense		(283)	(308)	(319)
Profit (loss) from operating activities		870	1,037	982
Interest expense		(214)	(156)	(127)
Remeasurement of exchangeable and class B shares		(511)	0	0
Mark-to-market on hedging items and foreign currency revaluation		(61)	5	(4)
Other expense		(47)	(44)	(36)
Income before income tax		37	842	815
Income tax expense
Current		(167)	(175)	(134)
Deferred		(102)	(97)	(100)
Net (loss) income		(232)	570	581
Attributable to:
Brookfield Infrastructure Partners L.P.(1)	[1],[2]	(552)	197	202
Non-controlling interests		$ 320	$ 373	$ 379

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33 Earnings per share. See Note 3(q), Basis of Presentation and Significant Accounting Policies, for further details.
[2]	Net income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(c), Basis of Presentation and Significant Accounting Policies, for further details.